Long-Term Debt - Additional Information (Detail)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) Day	Jun. 30, 2015 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 30, 2012 USD ($)
Debt Instrument [Line Items]
Extinguishment of outstanding term loan		$ 663,188,000
Acceleration amortization of debt issuance cost		$ 10,050,000
Margin over LIBOR		1.50%	1.50%		1.50%	1.50%
Debt discount and underwriting fee				$ 1,481,000	$ 2,630,000		$ 6,584,000
New Credit Facility
Debt Instrument [Line Items]
Margin over LIBOR		1.50%
Credit facility, base rate		0.50%
3.70% Senior Notes
Debt Instrument [Line Items]
Debt amount outstanding			$ 347,890,000		347,761,000
Debt amortization expense			$ 2,110,000		$ 2,239,000
Principal amount of senior notes issued	$ 350,000,000			$ 350,000,000
Interest rate on senior notes	3.70%			3.70%
Net proceeds from issue of senior notes	$ 348,519,000
Debt discount and underwriting fee	1,481,000
Other debt issuance costs	1,161,000			$ 1,161,000
Total debt issuance cost	$ 2,642,000			$ 2,642,000
Debt instrument, maturity date			Apr. 01, 2022		Apr. 01, 2022
Debt instrument description			The Company will pay interest on the notes semi-annually in arrears on April 1 and October 1 of each year, ending on the maturity date of April 1, 2022.		The Company will pay interest on the notes semi-annually in arrears on April 1 and October 1 of each year, ending on the maturity date of April 1, 2022.
Debt instrument redemption price percentage	100.00%
Debt instrument redemption date			Mar. 01, 2022		Mar. 01, 2022
Debt repurchase price as percentage of aggregate principal value upon certain change of controls	101.00%
Maximum increase in downgrade of credit rating of notes to adjust interest rate payable	2.00%
Debt instrument, percentage increase in interest payable on notes if exchange offer fails during first 90 days	0.25%
Debt instrument, number of days to provide offer to exchange notes for registered notes | Day	455
Debt instrument, percentage increase in interest payable on notes if exchange offer fails, after first 90 days	0.25%
Debt instrument, percentage increase in interest payable on notes if exchange offer fails, maximum	0.50%
Term Loan Credit Facility
Debt Instrument [Line Items]
Debt amount outstanding			$ 688,346,000		$ 698,152,000	$ 737,333,000
Debt amortization expense			1,654,000		1,848,000	$ 2,667,000
Principal amount of term loan			$ 10,000,000		$ 10,000,000
Credit facility, frequency of payments			Quarterly		Quarterly
Maturity date of term loan agreement			Jun. 30, 2020		Jun. 30, 2020
Term Loan Credit Facility | New Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		$ 800,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 350,000,000		$ 350,000,000			$ 250,000,000
Acceleration amortization of debt issuance cost		65,000
Revolving Credit Facility | New Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity		$ 350,000,000